Subsequent Events - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions						9 Months Ended
	Oct. 30, 2020	Jul. 01, 2020	Jun. 12, 2020	Feb. 14, 2020	Feb. 11, 2020	Sep. 30, 2020	Sep. 30, 2019
Subsequent Event [Line Items]
Floorplan eligible new equipment inventories, purchased value		$ 2.1	$ 3.0			$ 128.8	$ 65.6
Subsequent Event
Subsequent Event [Line Items]
Subsequent events, description					Immediately after the Closing, the Company had 29,511,359 shares of common stock outstanding, 16,884,213 of which were held by non-affiliates of the Company.
Howell Tractor and Equipment, LLC
Subsequent Event [Line Items]
Name of acquired entity						Howell Tractor and Equipment, LLC
Description of acquired entity						Howell Tractor and Equipment, LLC. ("Howell"), a privately held heavy equipment dealer serving Northern Illinois and Northwest Indiana.
Howell Tractor and Equipment, LLC | Subsequent Event
Subsequent Event [Line Items]
Business acquisition, shares issued	507,143
Business acquisition, consideration paid in cash	$ 23.3
Floorplan eligible new equipment inventories, purchased value	3.4
Total enterprise value	$ 23.8
Private Placement | Subsequent Event
Subsequent Event [Line Items]
Business acquisition, shares issued				3,500,000
Class A Common Stock | Subsequent Event
Subsequent Event [Line Items]
Business acquisition, shares issued					1,049,036
Redeemed per share price					$ 10.14